Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative:
Share based payment		$ 688
Assets:
Other receivables – non-current	[1]		122
Liabilities:
Other payables	[2],[3]		120
Related Party [Member]
Cost of sales:
Inventory storage	[3]	55	405	545
Purchased goods		20
General and administrative:
Consulting fees	[2],[3]	176	485	180
Share based payment	[4]	173
Revenue Sharing Payment		5	47	40
Other income:
Consulting Agreement	[1]	(120)	(120)	(255)
Financial expenses (income), net:
Interest expense on deferred payment		103
Assets:
Other receivables – non-current	[1]	232
Liabilities:
Other payables	[2],[3]	$ 15

[1]

On March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), as amended in November 2023, pursuant to which the Company agreed to provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $10 . The SciSparc Consulting Agreement has no defined term and may be terminated by either party with 30 days’ prior notice.

On July 28, 2025, the Company and SciSparc U.S. entered into a side letter to the SciSparc Consulting Agreement, pursuant to which, as of July 28, 2025, all consulting fees that were outstanding or that accrue for services rendered after such date, shall be payable only (i) out of the Company’s positive cash flow and (ii) not earlier than October 30, 2026.

[2]	On April 30, 2024, the Company entered into a consulting agreement (the “Xylo Consulting Agreement”) with Xylo, as amended in April 2025, pursuant to which Xylo provides consulting services to the Company for a monthly fee of $10. The Xylo Consulting Agreement is for a 36-month term beginning in January 2024 and may be terminated for cause upon 30 days’ prior notice.
[3]	On October 26, 2022, the Company and Pure Capital entered into a consulting agreement (the “Pure Capital Consulting Agreement”), pursuant to which Pure Capital agreed to provide consulting services to the Company for a monthly fee of NIS 57.75 thousand (approximately $16). Pursuant to the Pure Capital Consulting Agreement, Pure Capital is also entitled during the term of the consulting agreement to the following payments: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, including warrants then outstanding or issued thereafter, and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital. Additionally, on October 26, 2022, the Company and Pure Logistics, a company previously wholly-owned by Pure Capital and a former director of the Company, entered into a warehouse storage agreement located in New Jersey. As described in Note 3, on March 18, 2025, the Company acquired all of the issued and outstanding equity interests of Pure Logistics (which was accounted for as a related-party transaction prior to the acquisition). On February 5, 2024, the Company paid Pure Capital $100 under the Pure Capital Consulting Agreement, in connection with the Company’s IPO. On April 7, 2025, the Company and Pure Capital entered into an amendment to the Pure Capital Consulting Agreement, to be effective as of January 1, 2024. Pursuant to the amendment, Pure Capital is entitled to a special bonus upon the consummation of an offering of securities of the Company, including proceeds received from the exercise of warrants, based on the following distribution of gross proceeds: (i) up to $2,500, Pure Capital will be entitled to a bonus payment of $175; (ii) between $2,500 and $5,000, Pure Capital will be entitled to a bonus payment between $175 to $300; (iii) between $5,000 and $10,000, Pure Capital will be entitled to a bonus payment between $300 to $700; and (iv) above $10,000, Pure Capital will be entitled to a bonus payment between $700 to $1,300. In addition, in lieu of a bonus payment of $124 that Pure Capital was entitled to pursuant to the amendment, the Company issued 5,964 ordinary shares to Pure Capital. On August 1, 2025, the Company and Pure Capital entered into a second amendment to the Pure Capital Consulting Agreement, pursuant to which Pure Capital is no longer entitled to receive a monthly consulting fee and is entitled to receive, instead, reimbursement of monthly expenses up to $5.
[4]	On April 9, 2025, the Company granted service providers ordinary shares, see Note 14(b).